MARKETABLE SECURITIES - Fair value measurement (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable securities
Acquired, Value	$ 1,652,000	$ 3,415,000
Realized gain (loss), Value	3,000	892,000
Unrealized gain (loss), Value	243,000	944,000
At cost
Marketable securities
Beginning Balance, Value	3,883,000	832,000
Acquired, Value	1,652,000	3,415,000
Disposed, Value	(9,000)	(364,000)
Ending Balance, Value	2,364,000	3,883,000
At cost | QuestEx Gold And Copper Ltd
Marketable securities
Acquired, Value	253,000
Derecognition of QuestEx shares held upon closing of QuestEx Transaction (Note 8)	(3,415,000)
At fair value
Marketable securities
Beginning Balance, Value	5,092,000	2,985,000
Acquired, Value	1,652,000	3,415,000
Disposed, Value	(11,000)	(1,256,000)
Realized gain (loss), Value	3,000	892,000
Unrealized gain (loss), Value	(243,000)	(944,000)
Ending Balance, Value	2,494,000	$ 5,092,000
At fair value | QuestEx Gold And Copper Ltd
Marketable securities
Acquired, Value	253,000
Realized gain (loss), Value	1,247,000
Derecognition of QuestEx shares held upon closing of QuestEx Transaction (Note 8)	$ (5,499,000)